Inventories (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Inventories
Raw materials	$ 81,843,981	¥ 567,751,699	¥ 387,319,932
Work-in-process	391,752	2,717,584	5,152,109
Finished goods	4,635,946	32,159,556	46,369,051
Total inventories	$ 86,871,679	602,628,839	438,841,092
Raw materials
Inventories
Amount pledged as collateral for borrowings from financial institutions		¥ 0	¥ 0